UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01090

Nomura Partners Funds, Inc.

(Exact name of Registrant as specified in charter)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Address of principal executive offices) (Zip Code)

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

(Name and address of agent for service)

COPIES TO:

Counsel of the Corporation

Davis Polk & Wardwell LLP

450 Lexington Avenue

New York, NY 10017

Attention: Nora M. Jordan, Esq.

Registrant’s telephone number, including area code: 1-800-535-2726

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited) – The Japan Fund

as of December 31, 2009

Common Stocks 98.9% ^

	Shares	Value ($)
Consumer Discretionary 23.0%
Auto Components 6.1%
Aisin Seiki Co. Ltd.	60,300	1,723,466
Bridgestone Corp.	94,000	1,647,285
Denso Corp.	94,100	2,820,197
EXEDY Corp.	3,800	78,647
GMB Corp.	14,700	107,153
HI-LEX Corp.	21,900	202,202
Koito Manufacturing Co. Ltd.	70,000	1,115,178
Musashi Seimitsu Industry Co. Ltd.	7,100	164,590
NHK Spring Co. Ltd.	18,000	166,917
Nifco, Inc.	14,200	282,215
Press Kogyo Co. Ltd.	91,000	170,955
Stanley Electric Co. Ltd.	31,100	625,416
Sumitomo Rubber Industries Ltd.	187,100	1,610,604
Tokai Rubber Industries Ltd.	10,200	105,183
Yokohama Rubber Co. Ltd.	45,000	197,129

		11,017,137
Automobiles 6.2%
Daihatsu Motor Co. Ltd.	223,000	2,219,305
Honda Motor Co. Ltd.	116,800	3,949,249
Isuzu Motors Ltd.*	372,000	694,897
Nissan Motor Co. Ltd.*	209,100	1,827,534
Suzuki Motor Corp.	45,800	1,124,625
Toyota Motor Corp.	35,100	1,474,756

		11,290,366
Diversified Consumer Services 0.1%
Best Bridal, Inc.	74	214,468

Household Durables 3.9%
Makita Corp.	44,400	1,510,748
Mitsui Home Co. Ltd.	30,000	144,160
Panasonic Corp.	249,900	3,573,715
Rinnai Corp.	6,300	302,998
Sharp Corp.	14,000	176,164
Sony Corp.	45,200	1,310,189

		7,017,974
Internet and Catalog Retail 1.3%
ASKUL Corp.	18,900	342,743
Rakuten, Inc.	2,606	1,980,822

		2,323,565
Leisure Equipment and Products 0.1%
Namco Bandai Holdings, Inc.	16,500	156,996

Media 0.2%
Fuji Media Holdings, Inc.	119	164,177
SKY Perfect JSAT Holdings, Inc.	458	181,695

		345,872
Multiline Retail 1.1%
Don Quijote Co. Ltd.	13,200	318,865
H2O Retailing Corp.	26,000	149,884
Isetan Mitsukoshi Holdings Ltd.	98,600	888,520
Matsuya Co. Ltd.*	4,300	38,496
Parco Co. Ltd.	22,300	191,750
Ryohin Keikaku Co. Ltd.	11,700	424,975

		2,012,490
Specialty Retail 3.7%
Arc Land Sakamoto Co. Ltd.	17,200	185,346
Asahi Co. Ltd.	9,000	133,795
Bookoff Corp.	19,000	206,415
Fast Retailing Co. Ltd.	10,900	2,034,358
Kohnan Shoji Co. Ltd.	11,600	123,462
Komeri Co. Ltd.	18,400	488,918
Nitori Co. Ltd.	20,100	1,495,606
Point, Inc.	9,180	512,519
Shimamura Co. Ltd.	3,800	361,493
Xebio Co. Ltd.	43,200	755,584

Schedule of Investments (Unaudited) – The Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Consumer Discretionary (continued)
Yamada Denki Co. Ltd.	6,650	446,874

		6,744,370
Textiles, Apparel and Luxury Goods 0.3%
ASICS Corp.	56,000	501,382
Gunze Ltd.	5,000	18,363
Sanyo Shokai Ltd.	19,000	55,894

		575,639

Total Consumer Discretionary		41,698,877

Consumer Staples 4.7%
Beverages 0.2%
Kirin Holdings Co. Ltd.	27,000	430,438

Food and Staples Retailing 2.2%
Arcs Co. Ltd.	13,300	174,497
CREATE SD HOLDINGS Co. Ltd.	8,300	158,026
GROWELL Holdings Co. Ltd.	9,100	207,625
Lawson, Inc.	2,700	118,948
Maxvalu Tokai Co. Ltd.	13,300	150,984
Okuwa Co. Ltd.	35,000	334,907
S Foods, Inc.	27,000	234,539
Seven & I Holdings Co. Ltd.	101,200	2,054,066
Sundrug Co. Ltd.	15,000	331,229
Yaoko Co. Ltd.	5,200	162,733

		3,927,554
Food Products 1.2%
Ajinomoto Co., Inc.	131,000	1,233,282
Fuji Oil Co. Ltd.	11,000	160,127
Kameda Seika Co. Ltd.	8,000	141,557
Marudai Food Co. Ltd.	109,000	324,153
Mitsui Sugar Co. Ltd.	41,000	132,381
Nisshin Oillio Group Ltd.	27,000	135,482

		2,126,982
Household Products 1.0%
Unicharm Corp.	19,000	1,778,719

Tobacco 0.1%
Japan Tobacco, Inc.	68	229,443

Total Consumer Staples		8,493,136

Energy 1.0%
Energy Equipment and Services 0.3%
Modec, Inc.	30,600	580,906

Oil, Gas and Consumable Fuels 0.7%
INPEX Corp.	65	487,856
Itochu Enex Co. Ltd.	44,000	179,575
Japan Petroleum Exploration Co.	3,600	158,053
Nippon Oil Corp.	90,000	416,682

		1,242,166

Total Energy		1,823,072

Financials 10.0%
Capital Markets 0.3%
Monex Group, Inc.	606	206,803
Tokai Tokyo Financial Holdings	77,000	299,971

		506,774
Commercial Banks 4.4%
Bank of Kyoto Ltd.	24,000	193,681
Bank of Yokohama Ltd.	168,000	760,814
Chiba Bank Ltd.	183,000	1,092,074
Juroku Bank Ltd.	20,000	72,915
Keiyo Bank Ltd.	63,000	279,111
Mie Bank Ltd.	43,000	115,870
Mitsubishi UFJ Financial Group, Inc.	568,200	2,782,014
Musashino Bank Ltd.	7,000	164,956
Seven Bank Ltd.	94	186,696
Sumitomo Mitsui Financial Group, Inc.	66,100	1,884,484

Schedule of Investments (Unaudited) – The Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Financials (continued)
Sumitomo Trust & Banking Co. Ltd.	111,000	539,617

		8,072,232
Consumer Finance 0.2%
Aeon Credit Service Co. Ltd.	19,000	182,561
Jaccs Co. Ltd.	66,000	155,135

		337,696
Diversified Financial Services 1.1%
Fuyo General Lease Co. Ltd.	6,300	132,487
ORIX Corp.	24,200	1,645,734
Osaka Securities Exchange Co. Ltd.	39	184,923

		1,963,144
Insurance 2.1%
Aioi Insurance Co. Ltd.	293,000	1,400,846
Sony Financial Holdings, Inc.	495	1,291,008
Tokio Marine Holdings, Inc.	41,600	1,129,167

		3,821,021
Real Estate Management and Development 1.9%
Daibiru Corp.	20,400	145,754
Daiwa House Industry Co. Ltd.	40,000	427,991
Sumitomo Real Estate Sales Co. Ltd.	6,920	283,151
Sumitomo Realty & Development Co. Ltd.	127,000	2,381,947
Tokyo Tatemono Co. Ltd.	50,000	189,992

		3,428,835

Total Financials		18,129,702

Health Care 3.9%
Health Care Equipment and Supplies 1.3%
As One Corp.	12,000	209,231
Nihon Kohden Corp.	14,000	221,890
Terumo Corp.	34,200	2,046,721

		2,477,842
Health Care Providers and Services 0.1%
BML, Inc.	3,700	100,898

Health Care Technology 0.1%
So-net M3, Inc.	53	159,720

Pharmaceuticals 2.4%
Astellas Pharma, Inc.	4,400	163,894
Daiichi Sankyo Co. Ltd.	10,600	221,786
Eisai Co. Ltd.	15,900	582,838
Kaken Pharmaceutical Co. Ltd.	29,000	245,727
KYORIN Co. Ltd.	11,000	160,667
Kyowa Hakko Kirin Co. Ltd.	59,000	620,694
Shionogi & Co. Ltd.	69,800	1,509,533
Takeda Pharmaceutical Co. Ltd.	4,000	164,223
Torii Pharmaceutical Co. Ltd.	9,600	181,756
Tsumura & Co.	14,000	450,913

		4,302,031

Total Health Care		7,040,491

Industrials 19.7%
Air Freight and Logistics 0.2%
Kintetsu World Express, Inc.	14,400	373,427

Building Products 2.8%
Asahi Glass Co. Ltd.	23,000	215,460
Bunka Shutter Co. Ltd.	83,000	278,485
Daikin Industries Ltd.	71,400	2,786,583
JS Group Corp.	24,300	418,093
Nippon Sheet Glass Co. Ltd.	144,000	411,910
Noritz Corp.	13,400	174,197
Sanwa Holdings Corp.	126,000	320,567
Sekisui Jushi Corp.	18,000	138,229

Schedule of Investments (Unaudited) – The Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
TOTO Ltd.	70,000	442,835

		5,186,359
Commercial Services and Supplies 0.9%
Aeon Delight Co. Ltd.	5,200	73,603
Moshi Moshi Hotline, Inc.	20,750	370,924
Nippon Kanzai Co. Ltd.	900	14,368
Park24 Co. Ltd.	17,200	181,999
Secom Co. Ltd.	13,200	624,359
Sohgo Security Services Co. Ltd.	37,400	417,082

		1,682,335
Construction and Engineering 0.4%
Kajima Corp.	79,000	158,575
Kinden Corp.	19,000	160,019
Nippo Corp.	20,000	142,664
Nippon Densetsu Kogyo Co. Ltd.	12,000	96,860
Taihei Dengyo Kaisha Ltd.	15,000	133,018
Tsukishima Kikai Co. Ltd.	15,000	89,220

		780,356
Electrical Equipment 2.8%
Futaba Corp.	9,600	169,424
Mitsubishi Electric Corp.*	184,000	1,358,481
SEC Carbon Ltd.	29,000	157,812
Sumitomo Electric Industries Ltd.	272,300	3,375,087

		5,060,804
Machinery 5.9%
Chugai Ro Co. Ltd.	34,000	88,691
Daifuku Co. Ltd.	26,000	164,381
Daihatsu Diesel Manufacturing Co. Ltd.	11,000	39,913
Ebara Corp.*	54,000	231,840
FANUC Ltd.	17,400	1,617,945
Glory Ltd.	26,200	579,384
Hitachi Zosen Corp.*	305,500	414,804
Japan Steel Works Ltd.	31,000	389,819
Kawasaki Heavy Industries Ltd.	321,000	809,155
Komatsu Ltd.	79,000	1,646,993
Kubota Corp.	189,000	1,738,013
Kyokuto Kaihatsu Kogyo Co. Ltd.	25,000	91,185
Mitsubishi Heavy Industries Ltd.	236,000	828,748
Nabtesco Corp.	30,000	342,174
Nachi-Fujikoshi Corp.*	67,000	145,135
Namura Shipbuilding Co. Ltd.	30,300	154,819
NGK Insulators Ltd.	8,000	174,072
Nitta Corp.	10,400	136,900
NSK Ltd.	29,000	212,841
Oiles Corp.	40,100	555,522
Sasebo Heavy Industries Co. Ltd.	65,000	143,527
ShinMaywa Industries Ltd.	47,000	143,155

		10,649,016
Road and Rail 2.0%
East Japan Railway Co.	30,800	1,943,477
Fukuyama Transporting Co. Ltd.	38,000	174,446
Hamakyorex Co. Ltd.	16,700	376,349
Hitachi Transport System Ltd.	15,300	195,129
Nippon Express Co. Ltd.	102,000	417,203
Seino Holdings Co. Ltd.	56,000	354,700
West Japan Railway Co.	49	164,018

		3,625,322
Trading Companies and Distributors 3.6%
Hanwa Co. Ltd.	78,000	281,312
ITOCHU Corp.	152,000	1,117,718
Marubeni Corp.	76,000	413,742
Mitsubishi Corp.	101,400	2,521,092

Schedule of Investments (Unaudited) – The Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Mitsui & Co. Ltd.	89,300	1,264,230
Nishio Rent All Co. Ltd.	17,100	113,837
Sumitomo Corp.	41,100	413,674
Toshin Group Co. Ltd.	10,800	187,486
Trusco Nakayama Corp.	13,000	180,392

		6,493,483
Transportation 0.6%
Iino Kaiun Kaisha Ltd.	41,900	177,218
Mitsui O.S.K. Lines Ltd.	163,000	855,637
Nippon Yusen K.K.	55,000	168,280

		1,201,135
Transportation Infrastructure 0.5%
Mitsubishi Logistics Corp.	37,000	433,031
Mitsui-Soko Co. Ltd.	40,000	144,482
Nissin Corp.	53,000	114,194
Sumitomo Warehouse Co. Ltd.	37,000	167,132

		858,839

Total Industrials		35,911,076

Information Technology 19.3%
Computers and Peripherals 2.2%
Fujitsu Ltd.	375,000	2,411,621
Melco Holdings, Inc.	20,900	375,455
Toshiba Corp.*	225,000	1,240,867

		4,027,943
Electronic Equipment and Instruments 9.2%
Canon Electronics, Inc.	7,700	164,651
FUJIFILM Holdings Corp.	28,800	860,396
Hakuto Co. Ltd.	17,000	147,677
Hamamatsu Photonics K.K.	7,000	169,066
Hitachi High -Technologies Corp.	43,600	856,604
Hitachi Ltd.*	600,000	1,837,693
Horiba Ltd.	3,300	79,311
HOYA Corp.	66,900	1,773,570
Ibiden Co. Ltd.	47,200	1,680,972
Keyence Corp.	6,600	1,360,663
Mabuchi Motor Co. Ltd.	13,600	668,645
Nichicon Corp.	13,400	141,045
Nidec Corp.	47,100	4,330,851
Nihon Dempa Kogyo Co. Ltd.	9,900	179,390
Nippon Electric Glass Co. Ltd.	15,000	204,628
Shinko Shoji Co. Ltd.	17,000	134,137
TDK Corp.	17,900	1,091,478
Yamatake Corp.	7,000	154,803
Yaskawa Electric Corp.	104,000	866,135

		16,701,715
Communications Equipment 0.1%
Hitachi Kokusai Electric, Inc.	26,000	223,957

Internet Software and Services 0.5%
GMO Internet, Inc.	31,200	125,834
Kakaku.com, Inc.	36	139,775
mixi, Inc.*	16	125,163
Yahoo! Japan Corp.	1,859	555,707

		946,479
IT Services 0.6%
CAC Corp.	20,900	148,595
IT Holdings Corp.	9,800	111,655
Itochu Techno-Solutions Corp.	5,300	141,838
Nihon Unisys Ltd.	95,200	675,989

		1,078,077
Office Electronics 2.4%
Brother Industries Ltd.	21,000	239,905
Canon Finetech, Inc.	8,400	109,824
Canon, Inc.	91,000	3,847,031

Schedule of Investments (Unaudited) – The Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Information Technology (continued)
Ricoh Co. Ltd.	12,000	169,248

		4,366,008
Semiconductors and Semiconductor Equipment 3.1%
Disco Corp.	27,200	1,693,020
Mimasu Semiconductor Industry Co. Ltd.	23,600	282,169
Rohm Co. Ltd.	18,900	1,227,337
Tokyo Electron Ltd.	36,300	2,321,135
ULVAC, Inc.	3,200	77,474

		5,601,135

Software 1.2%
Nintendo Co. Ltd.	4,200	995,678
OBIC Business Consultants Co. Ltd.	11,050	431,961
Square Enix Holdings Co. Ltd.	19,800	415,364
Trend Micro, Inc.	8,000	304,038

		2,147,041

Total Information Technology		35,092,355

Materials 11.5%
Chemicals 8.0%
ADEKA Corp.	17,500	153,743
Arakawa Chemical Industries Ltd.	15,800	183,825
C Uyemura & Co. Ltd.	7,700	296,744
Daicel Chemical Industries Ltd.	106,000	618,929
Fujikura Kasei Co. Ltd.	23,700	117,102
Fuso Chemical Co. Ltd.	6,300	104,453
Hitachi Chemical Co. Ltd.	10,100	203,311
JSR Corp.	51,500	1,043,948
Kuraray Co. Ltd.	261,500	3,060,987
KUREHA Corp.	30,000	147,487
LINTEC Corp.	7,200	143,744
Nippon Kayaku Co. Ltd.	20,000	180,234
Nissan Chemical Industries Ltd.	48,000	683,534
Nitto Denko Corp.	45,000	1,603,610
Sakai Chemical Industry Co. Ltd.	31,000	140,726
Shikoku Chemicals Corp.	27,000	156,934
Shin-Etsu Chemical Co. Ltd.	52,300	2,947,916
Showa Denko K.K.	204,000	406,832
Sumitomo Chemical Co. Ltd.	290,000	1,265,750
Taiyo Ink Manufacturing Co. Ltd.	5,200	137,222
Taiyo Nippon Sanso Corp.	51,000	540,911
Takasago International Corp.	25,000	119,798
Tokai Carbon Co. Ltd.	29,000	143,868
Toray Industries, Inc.	46,000	247,856

		14,649,464
Construction Materials 0.1%
Sumitomo Osaka Cement Co. Ltd.	94,000	143,787

Containers and Packaging 0.3%
FP Corp.	3,200	144,297
Rengo Co. Ltd.	54,000	320,432

		464,729
Metals and Mining 2.6%
Chubu Steel Plate Co. Ltd.	51,500	272,754
Daido Steel Co. Ltd.	43,000	158,764
Hitachi Metals Ltd.	18,000	171,398
JFE Holdings, Inc.	17,700	697,025
Nippon Steel Corp.	214,000	865,186
Osaka Steel Co. Ltd.	31,900	533,888
Sanyo Special Steel Co. Ltd.	82,000	354,193
Sumitomo Metal Industries Ltd.	167,000	445,234

Schedule of Investments (Unaudited) – The Japan Fund (concluded)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Sumitomo Metal Mining Co. Ltd.	13,000	191,639
Tokyo Steel Manufacturing Co. Ltd.	37,300	419,633
Yamato Kogyo Co. Ltd.	19,300	624,430

		4,734,144
Paper and Forest Products 0.5%
Daiken Corp.	65,000	141,331
OJI Paper Co. Ltd.	196,000	816,395

		957,726

Total Materials		20,949,850

Telecommunication Services 4.9%
Diversified Telecommunication Services 2.1%
Nippon Telegraph and Telephone Corp.	97,300	3,827,299

Wireless Telecommunication Services 2.8%
NTT DoCoMo, Inc.	1,845	2,570,122
Softbank Corp.	110,200	2,575,684

		5,145,806

Total Telecommunication Services		8,973,105

Utilities 0.9%
Electric Utilities 0.9%
Electric Power Development Co. Ltd.	26,600	754,299
Tokyo Electric Power Co., Inc.	32,800	822,154

Total Utilities		1,576,453

Total Common Stocks (Cost $155,017,079)		179,688,117

Total Investments 98.9% (Cost $155,017,079)		179,688,117

Percentages are based on net assets of $181,676,796.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $179,688,117, or 98.9% of net assets.
*	Non income-producing security.

Schedule of Investments (Unaudited) – The Japan Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$179,688,117	$—	$179,688,117

Total Investments	$—	$179,688,117	$—	$179,688,117

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund

as of December 31, 2009

Common Stocks 85.9%

	Shares	Value ($)
Australia 21.8%
Airlines 0.6%
Qantas Airways Ltd.^	17,927	47,646

Commercial Banks 6.6%
Australia & New Zealand Banking Group Ltd.^	12,359	251,454
Suncorp-Metway Ltd.^	11,034	85,201
Westpac Banking Corp.^	9,477	213,320

		549,975
Construction Materials 0.8%
Adelaide Brighton Ltd.^	25,854	63,293

Energy Equipment and Services 0.8%
WorleyParsons Ltd.^	2,612	67,663

Food and Staples Retailing 2.5%
Woolworths Ltd.^	8,200	205,395

Insurance 1.3%
QBE Insurance Group Ltd.^	4,887	111,543

Media 1.1%
Fairfax Media Ltd.^	61,700	95,169

Metals and Mining 6.2%
BHP Billiton Ltd.^	8,794	336,756
Rio Tinto Ltd.^	2,729	180,566

		517,322
Real Estate Investment Trusts (REITs) 1.9%
Stockland^	17,498	61,491
Westfield Group^	8,560	95,463

		156,954

Total Australia		1,814,960

China 17.3%
Automobiles 0.7%
Denway Motors Ltd.^	96,000	60,668

Commercial Banks 6.7%
China CITIC Bank - H Shares^	120,000	101,518
China Construction Bank Corp. - H Shares^	270,000	229,819
Industrial & Commercial Bank of China Ltd. - H Shares^	275,000	225,680

		557,017
Computers and Peripherals 0.4%
Lenovo Group Ltd.^	60,000	37,222

Health Care Equipment and Supplies 2.6%
Hengan International Group Co. Ltd.^	29,000	215,028

Insurance 2.5%
China Life Insurance Co. Ltd. - H Shares^	42,000	205,788

Marine 0.4%
China Shipping Development Co. Ltd. - H Shares^	22,000	32,898

Metals and Mining 0.7%
Jiangxi Copper Co. Ltd. - H Shares^	24,000	56,063

Oil, Gas and Consumable Fuels 2.7%
China Petroleum & Chemical Corp. - H Shares^	88,000	77,812
China Shenhua Energy Co. Ltd. - H Shares^	16,500	79,776
PetroChina Co. Ltd. - H Shares^	58,000	69,101

		226,689
Real Estate Management and Development 0.6%
Shimao Property Holdings Ltd.^	26,000	48,764

Total China		1,440,137

Hong Kong 9.5%
Commercial Banks 1.4%
BOC Hong Kong Holdings Ltd.^	54,000	122,001

Diversified Financial Services 0.4%
Hong Kong Exchanges & Clearing Ltd.^	1,800	32,044

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Diversified Operations 0.7%
Hutchison Whampoa Ltd.^	3,000	20,535
Swire Pacific Ltd. - A Shares^	3,000	36,282

		56,817
Internet Software and Services 0.6%
Tencent Holdings Ltd.^	2,400	51,787

Metals and Mining 0.3%
Real Gold Mining Ltd.*^	15,000	22,177

Real Estate Investment Trusts (REITs) 1.0%
The Link^	33,838	85,762

Real Estate Management and Development 4.6%
Cheung Kong Holdings Ltd.^	8,000	102,999
Hang Lung Properties Ltd.^	27,000	105,488
Kerry Properties Ltd.^	10,500	53,018
Sun Hung Kai Properties Ltd.^	8,000	118,707

		380,212
Semiconductors and Semiconductor Equipment 0.5%
ASM Pacific Technology Ltd.^	4,500	42,297

Total Hong Kong		793,097

India 0.4%
Metals and Mining 0.4%
Sterlite Industries India Ltd., ADR	1,801	32,814

Total India		32,814

Indonesia 3.6%
Automobiles 1.0%
Astra International Tbk PT^	23,000	84,488

Commercial Banks 0.8%
Bank Danamon Indonesia Tbk PT^	146,000	70,771

Diversified Telecommunication Services 1.0%
Telekomunikasi Indonesia Tbk PT^	82,000	82,054

Gas Utilities 0.5%
Perusahaan Gas Negara PT^	100,000	41,300

Real Estate Management and Development 0.3%
Summarecon Agung Tbk PT^	385,000	24,296

Total Indonesia		302,909

Korea 10.5%
Auto Components 2.8%
Hyundai Mobis^	1,600	233,382

Commercial Banks 0.9%
KB Financial Group, Inc.*^	1,400	71,418

Diversified Financial Services 1.0%
Hana Financial Group, Inc.^	1,000	28,374
Shinhan Financial Group Co. Ltd.*^	1,500	55,700

		84,074
Food Products 0.4%
CJ CheilJedang Corp.^	170	29,846

Household Durables 0.5%
Woongjin Coway Co. Ltd.^	1,290	42,532

Internet Software and Services 0.5%
NHN Corp.*^	240	39,630

Metals and Mining 1.7%
POSCO^	270	142,138

Multiline Retail 0.4%
Lotte Shopping Co. Ltd.^	114	33,893

Pharmaceuticals 0.6%
Yuhan Corp.^	336	51,336

Semiconductors and Semiconductor Equipment 1.7%
Samsung Electronics Co. Ltd.^	210	143,426

Total Korea		871,675

Malaysia 1.7%
Commercial Banks 0.6%
CIMB Group Holdings Bhd^	13,600	50,981

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Malaysia (continued)
Food Products 0.3%
Kuala Lumpur Kepong Bhd^	5,700	27,454

Hotels, Restaurants & Leisure 0.3%
Genting Bhd^	12,700	27,065

Transportation Infrastructure 0.5%
PLUS Expressways Bhd^	41,600	39,597

Total Malaysia		145,097

Philippines 1.2%
Commercial Banks 0.3%
Metropolitan Bank & Trust^	28,700	27,959

Diversified Financial Services 0.2%
Ayala Corp.^	3,000	19,534

Electric Utilities 0.4%
Energy Development Corp.^	285,475	28,827

Real Estate Management and Development 0.3%
Megaworld Corp.^	730,000	23,071

Total Philippines		99,391

Singapore 4.6%
Airlines 0.4%
Singapore Airlines Ltd.^	3,000	31,675

Commercial Banks 2.1%
DBS Group Holdings Ltd.^	12,000	130,475
United Overseas Bank Ltd.^	3,000	41,749

		172,224
Food Products 0.7%
Wilmar International Ltd.^	12,000	54,459

Industrial Conglomerates 0.8%
Keppel Corp. Ltd.^	12,000	69,825

Real Estate Investment Trusts (REITs) 0.2%
CDL Hospitality Trusts^	14,000	17,221

Real Estate Management and Development 0.4%
CapitaLand Ltd.^	12,000	35,544

Total Singapore		380,948

Taiwan 12.0%
Capital Markets 0.3%
Polaris Securities Co. Ltd.*^	39,000	23,036

Chemicals 1.2%
Taiwan Fertilizer Co. Ltd.^	29,000	102,577

Computers and Peripherals 1.0%
Acer, Inc.^	16,300	48,695
HTC Corp.^	3,100	35,281

		83,976
Construction Materials 0.8%
Taiwan Cement Corp.^	63,000	66,634

Diversified Financial Services 1.7%
First Financial Holding Co. Ltd.^	77,900	48,023
Yuanta Financial Holding Co. Ltd.^	126,000	91,834

		139,857
Electronic Equipment and Instruments 4.0%
HON HAI Precision Industry Co. Ltd.^	65,500	308,126
Tripod Technology Corp.^	7,000	23,483

		331,609
Hotels, Restaurants & Leisure 0.5%
Formosa International Hotels Corp.^	3,000	38,446

Insurance 0.6%
Cathay Financial Holding Co. Ltd.*^	26,000	48,175

Semiconductors and Semiconductor Equipment 1.9%
MediaTek, Inc.^	2,000	34,732
Radiant Opto-Electronics Corp.^	35,020	50,650
Taiwan Semiconductor Manufacturing Co. Ltd.^	37,214	74,649

		160,031

Total Taiwan		994,341

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Thailand 3.3%
Commercial Banks 1.0%
Bangkok Bank PCL, NVDR^	25,000	87,031

Oil, Gas and Consumable Fuels 2.0%
Banpu PCL, NVDR^	5,700	98,627
PTT Exploration & Production PCL	16,000	70,546

		169,173
Real Estate Management and Development 0.3%
Amata Corp. PCL	94,900	20,921

Total Thailand		277,125
Total Common Stocks (Cost $5,089,227)		7,152,494

Preferred Stocks 2.3%^

Korea 2.3%
Electronic Equipment and Instruments 2.3%
Samsung Electronics Co. Ltd., GDR, 144A^ (Cost $91,464)	888	194,590

Participatory Notes 9.3%

India 9.3%
Automobiles 2.4%
Hero Honda Motors Ltd., American Style call warrants, expiring 05/02/11, 144A(c)	1,400	51,634
Tata Motors Ltd., American Style call warrants, expiring 01/24/17, 144A(b)	8,716	148,257

		199,891
Commercial Banks 0.5%
HDFC Bank Ltd., American Style call warrants, expiring 12/30/10, 144A(c)	1,197	43,734

Construction and Engineering 0.7%
Jaiprakash Associates Ltd., American Style call warrants, expiring 05/26/14, 144A(a)	18,483	58,036

Electric Utilities 1.4%
ITC Ltd., American Style call warrants, expiring 05/03/12, 144A(a)	21,144	113,543

IT Services 1.0%
Infosys Technologies Ltd., American Style call warrants, expiring 11/22/10, 144A(c)	1,548	86,655

Metals and Mining 0.6%
Sterlite Industries India Ltd., American Style call warrants, expiring 04/07/14, 144A(a)	2,790	51,420

Oil, Gas and Consumable Fuels 1.2%
Cairn India Ltd., American Style call warrants, expiring 01/23/17, 144A*(b)	5,972	36,209
Reliance Industries Ltd., American Style call warrants, expiring 06/23/14, 144A(c)	2,600	60,925

		97,134
Real Estate Management and Development 1.5%
Unitech Ltd., American Style call warrants, expiring 04/21/14, 144A(d)	68,000	120,639

Total India		771,052
Total Participatory Notes (Cost $650,408)		771,052

Short-Term Investment 2.7%

United States 2.7%
State Street US Dollar Time Deposit, 0.01% due 01/04/10(Cost $224,049)	224,049	224,049

Total Investments 100.2% (Cost $6,055,148)		8,342,185

Percentages are based on net assets of $8,325,198.

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund (concluded)

as of December 31, 2009

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $7,222,803, or 86.8% of net assets.
*	Non income-producing security.
(a)	American Style call warrants issued by JPMorgan International.
(b)	American Style call warrants issued by Deutsche Bank AG London.
(c)	American Style call warrants issued by Merrill Lynch International and Co.
(d)	American Style call warrants issued by Morgan Stanley Asia Products.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $965,642 or 11.6% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

NVDR — Non Voting Depositary Receipt.

Schedule of Investments (Unaudited) – Asia Pacific ex Japan Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$124,281	$7,028,213	$—	$7,152,494
Preferred Stocks	—	194,590	—	194,590
Participatory Notes	771,052	—	—	771,052
Short-Term Investment	—	224,049	—	224,049

Total Investments	$895,333	$7,446,852	$—	$8,342,185

Schedule of Investments (Unaudited) – India Fund

as of December 31, 2009

Common Stocks 99.4% ^

	Shares	Value ($)
Consumer Discretionary 14.9%
Automobiles 14.9%
Bajaj Auto Ltd.	5,000	188,241
Hero Honda Motors Ltd.	10,600	390,123
Mahindra & Mahindra Ltd.	6,500	150,862
Maruti Suzuki India Ltd.	4,000	133,443
Tata Motors Ltd.	26,000	434,263
Tata Motors Ltd. - A Shares	5,000	53,285

		1,350,217

Total Consumer Discretionary		1,350,217

Consumer Staples 10.0%
Food Products 4.7%
McLeod Russel India Ltd.	40,000	224,255
Shree Renuka Sugars Ltd.	42,000	200,244

		424,499
Tobacco 5.3%
ITC Ltd.	90,000	482,959

Total Consumer Staples		907,458

Energy 10.5%
Oil, Gas and Consumable Fuels 10.5%
Cairn India Ltd.*	35,000	210,700
Reliance Industries Ltd.	32,000	746,519

		957,219

Total Energy		957,219

Financials 26.1%
Commercial Banks 16.0%
HDFC Bank Ltd.	17,500	637,803
ICICI Bank Ltd.	35,000	654,868
ING Vysya Bank Ltd.	25,000	158,986

		1,451,657
Diversified Financial Services 3.1%
Housing Development Finance Corp. Ltd.	5,000	288,171

Real Estate Management and Development 7.0%
Housing Development & Infrastructure Ltd.*	32,500	250,419
Unitech Ltd.	220,000	383,715

		634,134

Total Financials		2,373,962

Health Care 1.8%
Pharmaceuticals 1.8%
Dr. Reddys Laboratories Ltd.	6,500	159,138

Total Health Care		159,138

Industrials 10.3%
Construction and Engineering 1.7%
IVRCL Infrastructures & Projects Ltd.	20,000	150,099

Electrical Equipment 3.4%
Bharat Heavy Electricals Ltd.	6,000	308,098

Industrial Conglomerates 5.2%
Jaiprakash Associates Ltd.	120,000	376,352
Lanco Infratech Ltd.*	8,000	99,015

		475,367

Total Industrials		933,564

Information Technology 16.7%
Internet Software and Services 10.7%
Infosys Technologies Ltd.	17,500	975,256

IT Services 6.0%
MindTree Ltd.	15,000	223,339
Tata Consultancy Services Ltd.	20,000	320,454

		543,793

Total Information Technology		1,519,049

Schedule of Investments (Unaudited) – India Fund (concluded)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Materials 4.1%
Metals and Mining 4.1%
Sterlite Industries India Ltd.	20,000	368,075

Total Materials		368,075

Utilities 5.0%
Electric Utilities 2.2%
CESC Ltd.	24,000	198,175

Independent Power Producers and Energy Traders 2.8%
Adani Power Ltd.*	75,000	158,565
GVK Power & Infrastructure Ltd.*	100,000	99,895

		258,460

Total Utilities		456,635

Total Common Stocks (Cost $7,441,462)		9,025,317

Total Investments 99.4% (Cost $7,441,462)		9,025,317

Percentages are based on net assets of $9,083,718.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $9,025,317, or 99.4% of net assets.
*	Non income-producing security.

Schedule of Investments (Unaudited) – India Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$9,025,317	$—	$9,025,317

Total Investments	$—	$9,025,317	$—	$9,025,317

Schedule of Investments (Unaudited) – Greater China Fund

as of December 31, 2009

Common Stocks 97.5% ^

	Shares	Value ($)
China 48.9%
Airlines 0.1%
Air China Ltd. - H Shares*	8,000	6,177

Automobiles 2.7%
Denway Motors Ltd.	80,000	50,557
Dongfeng Motor Group Co. Ltd. - H Shares	112,000	159,417

		209,974
Beverages 0.4%
Tsingtao Brewery Co. Ltd. - H Shares	6,000	33,202

Chemicals 0.3%
Kingboard Chemical Holdings Ltd.	5,000	19,828

Commercial Banks 12.0%
Bank of China Ltd. - H Shares	392,000	209,881
Bank of Communications Co. Ltd. - H Shares	33,000	37,996
China Construction Bank Corp. - H Shares	358,000	304,723
Industrial & Commercial Bank of China Ltd. - H Shares	457,000	375,040

		927,640
Computers and Peripherals 0.3%
Lenovo Group Ltd.	40,000	24,814

Construction and Engineering 0.2%
China Railway Construction Corp. Ltd. - H Shares	11,000	13,996

Diversified Financial Services 0.2%
China Everbright Ltd.	6,000	14,720

Diversified Operations 0.7%
China Resources Enterprise Ltd.	10,000	36,297
Guangdong Investment Ltd.	26,000	15,137

		51,434
Electric Utilities 0.1%
Huaneng Power International, Inc. - H Shares	14,000	7,876

Electronic Equipment and Instruments 0.1%
BYD Co. Ltd. - H Shares*	1,000	8,729

Energy Equipment and Services 0.8%
China Oilfield Services Ltd. - H Shares	20,000	23,829
Shengli Oil & Gas Pipe Holdings Ltd.*	132,000	36,263

		60,092
Food Products 0.4%
China Agri-Industries Holdings Ltd.	22,000	28,535

Health Care Equipment and Supplies 2.9%
Hengan International Group Co. Ltd.	30,000	222,442

Industrial Conglomerates 2.0%
Beijing Enterprises Holdings Ltd.	4,000	28,759
Shanghai Industrial Holdings Ltd.	24,000	122,087

		150,846
Insurance 4.2%
China Life Insurance Co. Ltd. - H Shares	66,000	323,381

Internet Software and Services 2.5%
Tencent Holdings Ltd.	9,000	194,202

Machinery 0.8%
Weichai Power Co. Ltd. - H Shares	8,000	64,241

Marine 0.1%
COSCO Pacific Ltd.	4,000	5,089

Metals and Mining 3.2%
Aluminum Corp. of China Ltd. - H Shares*	28,000	30,598
Angang Steel Co. Ltd. - H Shares	12,000	26,176
Citic Pacific Ltd.	5,000	13,354

Schedule of Investments (Unaudited) – Greater China Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
China (continued)
Jiangxi Copper Co. Ltd. - H Shares	60,000	140,159
Maanshan Iron & Steel Co. Ltd. - H Shares*	48,000	34,615

		244,902
Oil, Gas and Consumable Fuels 10.1%
China Coal Energy Co. - H Shares	27,000	48,823
China Petroleum & Chemical Corp. - H Shares	182,000	160,931
China Shenhua Energy Co. Ltd. - H Shares	31,000	149,882
CNOOC Ltd.	135,000	209,831
PetroChina Co. Ltd. - H Shares	150,000	178,709
Yanzhou Coal Mining Co. Ltd. - H Shares	16,000	35,007

		783,183
Real Estate Management and Development 2.8%
China Overseas Land & Investment Ltd.	78,000	163,122
Hopson Development Holdings Ltd.	8,000	11,450
Poly Hong Kong Investments Ltd.	12,000	14,848
Shimao Property Holdings Ltd.	13,000	24,382

		213,802
Transportation 0.1%
China COSCO Holdings Co. Ltd. - H Shares	1,000	1,217
China Shipping Development Co. Ltd. - H Shares	7,000	10,467

		11,684
Wireless Telecommunication Services 1.9%
China Mobile Ltd.	16,000	149,138

Total China		3,769,927

Hong Kong 17.2%
Airlines 0.2%
Cathay Pacific Airways Ltd.*	8,000	15,029

Commercial Banks 2.7%
Bank of East Asia Ltd.	13,454	52,996
BOC Hong Kong Holdings Ltd.	62,000	140,075
Hang Seng Bank Ltd.	1,200	17,638

		210,709
Distributors 0.6%
Li & Fung Ltd.	12,000	49,156

Diversified Financial Services 0.9%
Hong Kong Exchanges & Clearing Ltd.	3,800	67,649

Diversified Operations 3.9%
Hutchison Whampoa Ltd.	12,000	82,142
Swire Pacific Ltd. - A Shares	9,000	108,844
Swire Pacific Ltd. - B Shares	22,500	49,527
Wharf Holdings Ltd.	11,000	62,899

		303,412
Electric Utilities 1.2%
CLP Holdings Ltd.	14,000	94,597

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	2,000	4,993

Real Estate Investment Trusts (REITs) 0.8%
The Link	23,218	58,846

Real Estate Management and Development 6.4%
Cheung Kong Holdings Ltd.	12,000	154,498
Hang Lung Properties Ltd.	1,000	3,907
Hongkong Land Holdings Ltd.	8,000	39,370
New World Development Co. Ltd.	26,000	53,065
Shun Tak Holdings Ltd.	34,000	21,156

Schedule of Investments (Unaudited) – Greater China Fund (concluded)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	15,000	222,577

		494,573
Semiconductors and Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	1,800	16,919

Textiles, Apparel and Luxury Goods 0.2%
Esprit Holdings Ltd.	248	1,632
Yue Yuen Industrial Holdings Ltd.	5,000	14,505

		16,137

Total Hong Kong		1,332,020

Taiwan 31.4%
Capital Markets NM%
Polaris Securities Co. Ltd.*	6,000	3,544

Chemicals 3.3%
Formosa Plastics Corp.	60,990	127,792
Taiwan Fertilizer Co. Ltd.	35,000	123,800

		251,592
Computers and Peripherals 5.4%
Acer, Inc.	62,620	187,074
Chicony Electronics Co. Ltd.	44,070	106,155
HTC Corp.	8,300	94,462
Quanta Computer, Inc.	14,290	30,973

		418,664
Construction Materials 1.4%
Taiwan Cement Corp.	104,000	109,999

Diversified Financial Services 3.4%
SinoPac Financial Holdings Co. Ltd.*	237,000	94,604
Yuanta Financial Holding Co. Ltd.	229,000	166,904

		261,508
Electronic Equipment and Instruments 8.2%
Chroma ATE, Inc.	13,654	30,757
HON HAI Precision Industry Co. Ltd.	115,600	543,806
Tripod Technology Corp.	18,000	60,385

		634,948
Food and Staples Retailing 0.1%
President Chain Store Corp.	2,584	6,139

Hotels, Restaurants & Leisure 0.9%
Formosa International Hotels Corp.	5,500	70,484

Insurance 1.3%
Cathay Financial Holding Co. Ltd.*	52,000	96,350

Leisure Equipment and Products 1.3%
Giant Manufacturing Co. Ltd.	36,000	100,280

Semiconductors and Semiconductor Equipment 6.1%
MediaTek, Inc.	8,000	138,928
Motech Industries, Inc.	12,000	56,576
Radiant Opto-Electronics Corp.	47,930	69,322
Taiwan Semiconductor Manufacturing Co. Ltd.	100,629	201,855

		466,681

Total Taiwan		2,420,189

Total Common Stocks (Cost $5,293,615)		7,522,136

Total Investments 97.5% (Cost $5,293,615)		7,522,136

Percentages are based on net assets of $7,718,278.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $7,522,136, or 97.5% of net assets.
*	Non income-producing security.

NM — Less than 0.05%.

Schedule of Investments (Unaudited) – Greater China Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$7,522,136	$—	$7,522,136

Total Investments	$—	$7,522,136	$—	$7,522,136

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of December 31, 2009

Common Stocks 98.3%

	Shares	Value ($)
Australia 4.5%
Beverages 0.3%
Coca-Cola Amatil Ltd. ^	1,816	18,713

Commercial Banks 0.3%
Westpac Banking Corp. ^	884	19,898

Diversified Financial Services 0.3%
Macquarie Group Ltd. ^	438	18,752

Health Care Equipment and Supplies 0.5%
Cochlear Ltd. ^	532	32,851

Metals and Mining 1.8%
BHP Billiton Ltd. ^	2,836	108,601

Real Estate Investment Trusts (REITs) 0.9%
Westfield Group ^	5,132	57,234

Textiles, Apparel and Luxury Goods 0.4%
Billabong International Ltd. ^	2,500	24,305

Total Australia		280,354

Brazil 1.6%
Commercial Banks 0.2%
Banco Bradesco S.A., ADR	500	10,935

Metals and Mining 0.8%
Vale S.A., ADR	1,800	52,254

Oil, Gas and Consumable Fuels 0.6%
Petroleo Brasileiro - Petrobras S.A., ADR	800	33,912

Total Brazil		97,101

Canada 1.2%
Commercial Banks 1.2%
Bank of Nova Scotia	1,637	77,041

Total Canada		77,041

Chile 0.6%
Chemicals 0.5%
Sociedad Quimica y Minera de Chile S.A., ADR	800	30,056

Commercial Banks 0.1%
Banco Santander Chile, ADR	100	6,478

Total Chile		36,534

China 0.5%
Wireless Telecommunication Services 0.5%
China Mobile Ltd. ^	3,000	27,963

Total China		27,963

Finland 0.2%
Communications Equipment 0.2%
Nokia Oyj ^	972	12,478

Total Finland		12,478

France 5.6%
Diversified Telecommunication Services 1.0%
France Telecom S.A. ^	2,464	61,520

Insurance 1.2%
AXA S.A. ^	1,614	38,172
SCOR SE ^	1,494	37,317

		75,489
Oil, Gas and Consumable Fuels 1.4%
Total S.A. ^	1,376	88,176

Pharmaceuticals 1.6%
Sanofi-Aventis S.A. ^	1,286	100,805

Textiles, Apparel and Luxury Goods 0.4%
LVMH Moet Hennessy Louis Vuitton S.A. ^	198	22,232

Total France		348,222

Germany 1.4%
Diversified Telecommunication Services 0.3%
Deutsche Telekom AG ^	1,248	18,432

Electric Utilities 0.5%
E.ON AG ^	765	31,937

Software 0.6%
SAP AG ^	830	39,146

Total Germany		89,515

Greece 0.8%
Hotels, Restaurants & Leisure 0.8%
OPAP S.A. ^	2,385	52,213

Schedule of Investments (Unaudited) – Global Equity Income Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Greece (continued)
Total Greece		52,213

Hong Kong 0.3%
Communications Equipment 0.2%
VTech Holdings Ltd. ^	1,000	9,560

Real Estate Investment Trusts (REITs) 0.1%
The Link ^	2,563	6,496

Total Hong Kong		16,056

Ireland 0.2%
Construction Materials 0.2%
CRH PLC ^	425	11,512

Total Ireland		11,512

Italy 2.1%
Electric Utilities 2.1%
Enel SpA ^	10,583	61,455
Terna - Rete Elettrica Nazionale SpA ^	16,956	72,958

Total Italy		134,413

Japan 10.3%
Automobiles 1.0%
Toyota Motor Corp. ^	1,500	63,024

Commercial Banks 0.3%
Mitsubishi UFJ Financial Group, Inc. ^	3,500	17,137

Diversified Consumer Services 0.3%
Benesse Holdings, Inc. ^	500	20,909

Electronic Equipment and Instruments 0.4%
HOYA Corp. ^	1,000	26,511

Food and Staples Retailing 0.6%
Lawson, Inc. ^	800	35,244

Household Products 0.8%
Kao Corp. ^	2,300	53,693

Metals and Mining 0.5%
Sumitomo Metal Mining Co. Ltd. ^	2,000	29,483

Office Electronics 1.3%
Canon, Inc. ^	2,000	84,550

Oil, Gas and Consumable Fuels 0.5%
Showa Shell Sekiyu K.K. ^	1,500	12,205
TonenGeneral Sekiyu K.K. ^	2,000	16,665

		28,870
Pharmaceuticals 1.3%
Santen Pharmaceutical Co. Ltd. ^	800	25,580
Takeda Pharmaceutical Co. Ltd. ^	1,300	53,372

		78,952
Real Estate Investment Trusts (REITs) 0.5%
Japan Real Estate Investment Corp. ^	2	14,680
Nippon Building Fund, Inc. ^	2	15,152

		29,832
Road and Rail 0.7%
East Japan Railway Co. ^	700	44,170

Software 0.8%
Oracle Corp. Japan ^	800	33,142
Trend Micro, Inc. ^	500	19,002

		52,144
Trading Companies and Distributors 0.6%
Mitsubishi Corp. ^	1,500	37,294

Wireless Telecommunication Services 0.7%
NTT DoCoMo, Inc. ^	32	44,577

Total Japan		646,390

Malaysia 0.5%
Hotels, Restaurants & Leisure 0.2%
Berjaya Sports Toto Bhd ^	10,142	12,881

Tobacco 0.3%
British American Tobacco Malaysia Bhd ^	1,500	18,705

Total Malaysia		31,586

Schedule of Investments (Unaudited) – Global Equity Income Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Singapore 0.8%
Air Freight and Logistics 0.1%
Singapore Post Ltd. ^	13,000	9,324

Real Estate Investment Trusts (REITs) 0.2%
CapitaMall Trust ^	9,000	11,412

Wireless Telecommunication Services 0.5%
StarHub Ltd. ^	21,000	31,987

Total Singapore		52,723

Spain 0.7%
Diversified Telecommunication Services 0.7%
Telefonica S.A. ^	1,537	42,839

Total Spain		42,839

Sweden 1.2%
Machinery 0.6%
Atlas Copco AB - B Shares ^	2,704	35,076

Specialty Retail 0.6%
Hennes & Mauritz AB - B Shares ^	734	40,618

Total Sweden		75,694

Switzerland 3.3%
Insurance 1.0%
Zurich Financial Services AG	295	64,141

Pharmaceuticals 2.3%
Novartis AG ^	865	47,127
Roche Holding AG ^	571	97,136

		144,263

Total Switzerland		208,404

Taiwan 1.3%
Diversified Telecommunication Services 0.5%
Chunghwa Telecom Co. Ltd., ADR	1,687	31,328

Metals and Mining 0.3%
China Steel Corp. ^	19,817	20,362

Semiconductors and Semiconductor Equipment 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ^	16,079	32,253

Total Taiwan		83,943

United Kingdom 13.3%
Beverages 1.0%
Diageo PLC ^	3,437	59,939

Commercial Banks 2.2%
HSBC Holdings PLC ^	12,077	137,827

Consumer Finance 0.4%
Provident Financial PLC ^	1,708	25,579

Food and Staples Retailing 0.4%
Tesco PLC ^	3,692	25,367

Insurance 0.4%
Aviva PLC ^	4,065	25,745

Media 0.5%
Pearson PLC ^	2,217	31,871

Oil, Gas and Consumable Fuels 5.0%
BP PLC ^	15,505	149,952
Royal Dutch Shell PLC - B Shares ^	5,575	162,456

		312,408
Pharmaceuticals 1.9%
GlaxoSmithKline PLC ^	5,578	118,159

Tobacco 0.7%
British American Tobacco PLC ^	1,383	44,865

Wireless Telecommunication Services 0.8%
Vodafone Group PLC ^	21,882	50,672

Total United Kingdom		832,432

United States 47.9%
Aerospace and Defense 0.3%
Honeywell International, Inc.	400	15,680

Auto Components 1.0%
Johnson Controls, Inc.	2,300	62,652

Beverages 2.4%
Coca-Cola Co.	1,800	102,600

Schedule of Investments (Unaudited) – Global Equity Income Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
PepsiCo, Inc.	800	48,640

		151,240
Chemicals 1.3%
E. I. du Pont de Nemours & Co.	2,400	80,808

Commercial Services and Supplies 1.2%
Automatic Data Processing, Inc.	900	38,538
Waste Management, Inc.	1,100	37,191

		75,729
Distributors 0.8%
Genuine Parts Co.	1,300	49,348

Diversified Financial Services 4.8%
JPMorgan Chase & Co.	2,000	83,340
NYSE Euronext	1,200	30,360
U.S. Bancorp	4,100	92,291
Wells Fargo & Co.	3,400	91,766

		297,757
Diversified Operations 1.4%
General Electric Co.	5,900	89,267

Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,900	53,257
Verizon Communications, Inc.	2,000	66,260

		119,517
Electric Utilities 4.6%
Duke Energy Corp.	5,400	92,934
Exelon Corp.	1,900	92,853
Southern Co.	3,000	99,960

		285,747
Electrical Equipment 1.6%
Emerson Electric Co.	2,400	102,240

Food and Staples Retailing 0.5%
Sysco Corp.	1,100	30,734

Food Products 2.2%
HJ Heinz Co.	600	25,656
Kraft Foods, Inc. - Class A	4,200	114,156

		139,812
Health Care Equipment and Supplies 0.6%
Medtronic, Inc.	900	39,582

Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	1,200	74,928

Household Products 2.1%
Procter & Gamble Co.	2,200	133,386

Insurance 0.5%
Aflac, Inc.	700	32,375

Metals and Mining 0.3%
Southern Copper Corp.	500	16,455

Multi-Utilities 0.5%
Consolidated Edison, Inc.	700	31,801

Oil, Gas and Consumable Fuels 2.7%
Chevron Corp.	1,700	130,883
Exxon Mobil Corp.	600	40,914

		171,797
Paper and Forest Products 0.5%
Plum Creek Timber Co., Inc.	900	33,984

Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	1,600	40,400
Eli Lilly & Co.	900	32,139
Johnson & Johnson	1,000	64,410
Merck & Co., Inc.	3,200	116,928

		253,877
Real Estate Investment Trusts (REITs) 0.9%
AvalonBay Communities, Inc.	300	24,633
Corporate Office Properties Trust	600	21,978
Washington Real Estate Investment Trust	300	8,265

		54,876
Road and Rail 0.4%
Ryder System, Inc.	600	24,702

Semiconductors and Semiconductor Equipment 2.4%
Intel Corp.	5,000	102,000

Schedule of Investments (Unaudited) – Global Equity Income Fund (concluded)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
United States (continued)
Microchip Technology, Inc.	1,100	31,966
Xilinx, Inc.	700	17,542

		151,508
Software 1.7%
Microsoft Corp.	3,400	103,666

Textiles, Apparel and Luxury Goods 0.4%
Tiffany & Co.	500	21,500

Thrifts and Mortgage Finance 1.8%
Hudson City Bancorp, Inc.	4,000	54,920
New York Community Bancorp, Inc.	4,000	58,040

		112,960
Tobacco 3.8%
Altria Group, Inc.	5,800	113,854
Philip Morris International, Inc.	2,600	125,294

		239,148

Total United States		2,997,076

Total Common Stocks (Cost $5,200,490)		6,154,489

Total Investments 98.3% (Cost $5,200,490)		6,154,489

Percentages are based on net assets of $6,263,435.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $2,915,409, or 46.6% of net assets.
*	Non income-producing security.

ADR — American Depositary Receipt.

Schedule of Investments (Unaudited) – Global Equity Income Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,239,080	$2,915,409	$—	$6,154,489

Total Investments	$3,239,080	$2,915,409	$—	$6,154,489

Schedule of Investments (Unaudited) – Global Emerging Markets Fund

as of December 31, 2009

Common Stocks 80.7%

	Shares	Value ($)
Brazil 10.3%
Commercial Banks 1.2%
Itau Unibanco Banco Holding S.A., ADR	4,400	100,496

Household Durables 3.1%
PDG Realty S.A. Empreendimentos e Participacoes^	26,200	257,102

Household Products 2.8%
Hypermarcas S.A.* ^	9,800	224,937

Oil, Gas and Consumable Fuels 3.2%
Petroleo Brasileiro - Petrobras S.A., ADR	6,100	258,579

Total Brazil		841,114

China 14.5%
Commercial Banks 8.0%
Bank of China Ltd. - H Shares^	439,000	235,045
China Construction Bank Corp. - H Shares^	311,000	264,718
Industrial & Commercial Bank of China Ltd. - H Shares^	189,000	155,104

		654,867
Insurance 1.2%
China Life Insurance Co. Ltd. - H Shares ^	20,000	97,994

Internet Software and Services 1.9%
NetEase.com, Inc., ADR*	4,100	154,201

Oil, Gas and Consumable Fuels 3.4%
CNOOC Ltd.^	182,000	282,883

Total China		1,189,945

Hong Kong 2.9%
Household Products 2.0%
GOME Electrical Appliances Holdings Ltd.* ^	461,000	165,876

Marine 0.9%
Pacific Basin Shipping Ltd.^	104,000	74,428

Total Hong Kong		240,304

Indonesia 2.5%
Commercial Banks 1.4%
Bank Rakyat Indonesia^	145,772	117,787

Diversified Telecommunication Services 1.1%
Telekomunikasi Indonesia Tbk PT^	88,000	88,058

Total Indonesia		205,845

Korea, Republic of 13.6%
Auto Components 1.8%
Hyundai Mobis* ^	1,018	148,489

Commercial Banks 2.5%
Industrial Bank of Korea* ^	17,440	208,311

Construction and Engineering 1.9%
GS Engineering & Construction Corp.* ^	1,692	156,558

Metals and Mining 1.8%
POSCO, ADR	1,100	144,210

Semiconductors and Semiconductor Equipment 5.6%
Samsung Electronics Co. Ltd., GDR, 144A	1,310	458,500

Total Korea, Republic of		1,116,068

Malaysia 2.3%
Commercial Banks 1.4%
CIMB Group Holdings Bhd^	29,300	109,834

Wireless Telecommunication Services 0.9%
Axiata Group Bhd* ^	84,825	75,177

Total Malaysia		185,011

Mexico 3.5%
Household Durables 1.5%
Corp. GEO SAB de C.V. - Series B*	45,300	120,297

Wireless Telecommunication Services 2.0%
America Movil SAB de C.V. - Series L	69,600	163,705

Total Mexico		284,002

Schedule of Investments (Unaudited) – Global Emerging Markets Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Peru 3.7%
Commercial Banks 1.6%
Credicorp Ltd.	1,680	129,394

Metals and Mining 2.1%
Cia de Minas Buenaventura S.A., ADR	5,200	174,044

Total Peru		303,438

Russia 8.7%
Diversified Telecommunication Services 1.6%
Vimpel-Communications, ADR	7,000	130,130

Metals and Mining 1.1%
Novolipetsk Steel OJSC, GDR, 144A*	2,900	89,030

Oil, Gas and Consumable Fuels 6.0%
Gazprom OAO, ADR^	6,315	157,418
LUKOIL OAO, ADR	2,900	166,170
Rosneft Oil Co., GDR*	19,950	171,570

		495,158

Total Russia		714,318

South Africa 6.3%
Commercial Banks 1.3%
Standard Bank Group Ltd.^	7,679	105,494

Construction and Engineering 1.3%
Murray & Roberts Holdings Ltd.^	17,365	108,504

Pharmaceuticals 1.9%
Aspen Pharmacare Holdings Ltd.* ^	15,574	155,225

Wireless Telecommunication Services 1.8%
MTN Group Ltd.^	9,497	151,091

Total South Africa		520,314

Taiwan 9.7%
Chemicals 1.6%
Taiwan Fertilizer Co. Ltd.^	37,000	130,874

Diversified Financial Services 1.6%
Fubon Financial Holding Co. Ltd.* ^	108,000	131,592

Electronic Equipment and Instruments 2.7%
HON HAI Precision Industry Co. Ltd.^	47,390	222,933

Semiconductors and Semiconductor Equipment 3.8%
MediaTek, Inc. ^	5,012	87,038
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,532	223,446

		310,484

Total Taiwan		795,883

Turkey 2.7%
Commercial Banks 2.7%
Turkiye Garanti Bankasi AS^	19,647	83,451
Turkiye Is Bankasi - C Shares^	32,842	138,419

Total Turkey		221,870

Total Common Stocks (Cost $4,535,044)		6,618,112

Preferred Stocks 7.7%

Brazil 7.7%
Commercial Banks 2.2%
Itau Unibanco Holding S.A.^	8,054	182,267

Independent Power Producers and Energy Traders 1.2%
AES Tiete S.A.^	8,400	96,319

Metals and Mining 4.3%
Vale S.A. - A Shares^	14,132	349,981

Total Brazil		628,567

Total Preferred Stocks (Cost $381,320)		628,567

Schedule of Investments (Unaudited) – Global Emerging Markets Fund (concluded)

as of December 31, 2009

	Shares	Value ($)
Participatory Notes 8.4%

India 8.4%
Automobiles 3.0%
Hero Honda Motors Ltd., American Style call warrants, expiring 11/15/2013, 144A(a)	2,259	83,384
Maruti Suzuki India Ltd., American Style call warrants, expiring 08/11/2014, 144A(b)	4,764	160,168

		243,552
Commercial Banks 1.7%
Axis Bank Ltd., American Style call warrants, expiring 06/25/2014, 144A(a)	6,546	139,149

Diversified Financial Services 2.0%
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 01/24/2013, 144A(a)	40,155	133,145
Infrastructure Development Finance Co. Ltd., American Style call warrants, expiring 03/18/2014, 144A(b)	9,868	32,791

		165,936
Real Estate Management and Development 1.7%
Unitech Ltd., American Style call warrants, expiring 04/21/2014, 144A (b)	78,995	140,145

Total India		688,782

Total Participatory Notes (Cost $622,701)		688,782

	Principal Amount
Short-Term Investment 3.4%

United States 3.4%
State Street US Dollar Time Deposit, 0.01% due 01/04/2010 (Cost $281,997)	281,997	281,997

Total Investments 100.2% (Cost $5,821,062)		8,217,458

Percentages are based on net assets of $8,198,503.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $4,762,907, or 58.1% of net assets.
*	Non income-producing security.
(a)	American Style call warrants issued by JPMorgan International.
(b)	American Style call warrants issued by Morgan Stanley Asia Products.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $1,236,312 or 15.1% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments (Unaudited) – Global Emerging Markets Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,483,772	$4,134,340	$—	$6,618,112
Preferred Stocks	—	628,567	—	628,567
Participatory Notes	688,782	—	—	688,782
Short-Term Investment	—	281,997	—	281,997

Total Investments	$3,172,554	$5,044,904	$—	$8,217,458

Schedule of Investments (Unaudited) – Global Alpha Equity Fund

as of December 31, 2009

Common Stocks 96.3%

	Shares	Value ($)
Australia 2.0%
Chemicals 2.0%
Incitec Pivot Ltd. ^	41,463	131,400

Total Australia		131,400

Canada 1.6%
Oil, Gas and Consumable Fuels 1.6%
Ultra Petroleum Corp.*	2,093	104,357

Total Canada		104,357

China 3.3%
Commercial Banks 1.8%
Bank of China Ltd. - H Shares ^	218,000	116,720

Internet Software and Services 1.5%
NetEase.com, Inc., ADR*	2,500	94,025

Total China		210,745

Denmark 2.2%
Beverages 2.2%
Carlsberg A/S - B Shares ^	1,960	144,642

Total Denmark		144,642

France 2.4%
Commercial Banks 2.4%
Societe Generale ^	2,223	153,815

Total France		153,815

Germany 4.2%
Electric Utilities 2.3%
E.ON AG ^	3,617	151,001

Machinery 1.9%
MAN SE ^	1,550	120,719

Total Germany		271,720

Hong Kong 2.3%
Real Estate Management and Development 2.3%
Sun Hung Kai Properties Ltd. ^	10,000	148,385

Total Hong Kong		148,385

Indonesia 1.7%
Diversified Telecommunication Services 1.7%
Telekomunikasi Indonesia Tbk PT, ADR	2,800	111,860

Total Indonesia		111,860

Ireland 2.2%
Machinery 2.2%
Ingersoll-Rand PLC	3,900	139,386

Total Ireland		139,386

Israel 2.3%
Pharmaceuticals 2.3%
Teva Pharmaceutical Industries Ltd., ADR	2,600	146,068

Total Israel		146,068

Japan 5.6%
Automobiles 2.3%
Toyota Motor Corp. ^	3,500	147,055

Oil, Gas and Consumable Fuels 1.5%
INPEX Corp. ^	13	97,571

Real Estate Management and Development 1.8%
Mitsui Fudosan Co. Ltd. ^	7,000	117,550

Total Japan		362,176

Korea, Republic of 2.2%
Semiconductors and Semiconductor Equipment 2.2%
Samsung Electronics Co. Ltd., GDR, 144A*	407	142,450

Total Korea, Republic of		142,450

Netherlands 1.9%
Computers and Peripherals 1.9%
Gemalto NV* ^	2,867	123,386

Total Netherlands		123,386

Schedule of Investments (Unaudited) – Global Alpha Equity Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Russia 2.0%
Oil, Gas and Consumable Fuels 2.0%
Rosneft Oil Co., GDR*	15,250	131,150

Total Russia		131,150

Spain 4.6%
Commercial Banks 3.0%
Banco Santander S.A. ^	11,838	194,497

Electronic Equipment and Instruments 1.6%
Iberdrola Renovables S.A. ^	22,086	105,225

Total Spain		299,722

Switzerland 7.2%
Capital Markets 2.0%
Credit Suisse Group AG ^	2,648	130,417

Electrical Equipment 2.4%
ABB Ltd. ^	8,018	153,347

Pharmaceuticals 2.8%
Roche Holding AG ^	1,076	183,045

Total Switzerland		466,809

United Kingdom 10.3%
Food and Staples Retailing 2.4%
WM Morrison Supermarkets PLC ^	34,405	153,387

Metals and Mining 4.4%
ArcelorMittal ^	3,495	158,515
Rio Tinto PLC ^	2,405	129,621

		288,136
Oil, Gas and Consumable Fuels 3.5%
BP PLC ^	23,177	224,149

Total United Kingdom		665,672

United States 38.3%
Biotechnology 1.7%
Gilead Sciences, Inc.*	2,593	112,225

Communications Equipment 3.2%
Cisco Systems, Inc.*	8,500	203,490

Commercial Services and Supplies 2.8%
Republic Services, Inc.	6,491	183,760

Computers and Peripherals 7.8%
Apple, Inc.*	1,177	248,182
Hewlett-Packard Co.	4,929	253,893

		502,075
Diversified Financial Services 5.0%
Bank of America Corp.	9,131	137,513
JPMorgan Chase & Co.	4,432	184,681

		322,194
Hotels, Restaurants & Leisure 2.0%
McDonald’s Corp.	2,112	131,873

Insurance 1.8%
Hartford Financial Services Group, Inc.	4,996	116,207

Internet Software and Services 3.7%
Google, Inc. - Class A*	384	238,073

Machinery 2.2%
AGCO Corp.*	4,394	142,102

Metals and Mining 1.6%
Newmont Mining Corp.	2,200	104,082

Multiline Retail 2.0%
Family Dollar Stores, Inc.	4,600	128,018

Oil, Gas and Consumable Fuels 4.5%
Anadarko Petroleum Corp.	2,216	138,323
ConocoPhillips	3,000	153,210

		291,533

Total United States		2,475,632

Total Common Stocks (Cost $5,032,416)		6,229,375

Schedule of Investments (Unaudited) – Global Alpha Equity Fund (concluded)

as of December 31, 2009

Short-Term Investment 3.9%

	Principal Amount	Value ($)
United States 3.9%
State Street US Dollar Time Deposit, 0.01% due 01/04/2010 (Cost $251,470)	251,470	251,470

Total Investments 100.2% (Cost $5,283,886)		6,480,845

Percentages are based on net assets of $6,465,822.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $2,884,447, or 44.6% of net assets.
*	Non income-producing security.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of these securities amounted to $142,450 or 2.2% of net assets.

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

Schedule of Investments (Unaudited) – Global Alpha Equity Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,344,928	$2,884,447	$—	$6,229,375
Short-Term Investment	—	251,470	—	251,470

Total Investments	$3,344,928	$3,135,917	$—	$6,480,845

Schedule of Investments (Unaudited) – International Growth Equity Fund

as of December 31, 2009

Common Stocks 98.0%

	Shares	Value ($)
Australia 6.6%
Beverages 0.5%
Coca-Cola Amatil Ltd. ^	3,025	31,172

Commercial Banks 1.6%
Westpac Banking Corp. ^	4,325	97,352

Metals and Mining 2.9%
Rio Tinto Ltd. ^	2,670	176,663

Multiline Retail 1.6%
Wesfarmers Ltd. ^	3,550	98,700

Total Australia		403,887

Belgium 2.1%
Beverages 2.1%
Anheuser-Busch InBev NV ^	2,518	130,090

Total Belgium		130,090

Canada 4.4%
Aerospace and Defense 1.5%
Bombardier, Inc. - B Shares	19,700	90,414

Metals and Mining 1.4%
Goldcorp, Inc.	2,190	86,155

Road and Rail 1.5%
Canadian National Railway Co.	1,740	95,398

Total Canada		271,967

Denmark 0.7%
Food Products 0.7%
Danisco A/S ^	675	45,079

Total Denmark		45,079

Finland 0.4%
Paper and Forest Products 0.4%
Stora Enso Oyj - R Shares ^	3,775	26,461

Total Finland		26,461

France 2.2%
Commercial Banks 1.0%
BNP Paribas ^	780	61,552

Energy Equipment and Services 1.2%
Technip S.A. ^	1,095	76,731

Total France		138,283

Germany 6.1%
Automobiles 0.9%
Daimler AG ^	1,025	54,762

Chemicals 1.3%
BASF SE ^	1,315	81,565

Pharmaceuticals 1.8%
Bayer AG ^	1,405	112,295

Semiconductors and Semiconductor Equipment 2.1%
Aixtron AG ^	1,920	64,273
Infineon Technologies AG* ^	11,700	64,591

		128,864
Total Germany		377,486

Hong Kong 4.9%
Commercial Banks 1.5%
BOC Hong Kong Holdings Ltd. ^	39,500	89,241

Diversified Operations 1.0%
Swire Pacific Ltd. - A Shares ^	5,000	60,469

Gas Utilities 1.0%
Hong Kong & China Gas Co. Ltd. ^	25,000	62,417

Real Estate Management and Development 1.4%
Sun Hung Kai Properties Ltd. ^	6,000	89,031

Total Hong Kong		301,158

Italy 1.6%
Commercial Banks 0.1%
Intesa Sanpaolo ^	2,000	6,679

Electrical Equipment 0.7%
Prysmian SpA ^	2,500	43,762

Schedule of Investments (Unaudited) – International Growth Equity Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Italy (continued)
Energy Equipment and Services 0.8%
Saipem SpA ^	1,375	47,235

Total Italy		97,676

Japan 13.6%
Auto Components 1.1%
Denso Corp. ^	2,300	68,931

Automobiles 1.6%
Honda Motor Co. Ltd. ^	1,900	64,243
Nissan Motor Co. Ltd.* ^	4,000	34,960

		99,203
Building Products 1.1%
Asahi Glass Co. Ltd. ^	7,000	65,575

Computers and Peripherals 1.0%
Toshiba Corp.* ^	11,000	60,664

Electronic Equipment and Instruments 1.0%
Ibiden Co. Ltd. ^	1,800	64,105

Internet and Catalog Retail 1.7%
Rakuten, Inc. ^	137	104,134

Machinery 0.5%
Komatsu Ltd. ^	1,500	31,272

Metals and Mining 1.1%
JFE Holdings, Inc. ^	1,700	66,946

Office Electronics 1.1%
Canon, Inc. ^	1,600	67,640

Trading Companies and Distributors 1.9%
Mitsubishi Corp. ^	4,800	119,342

Wireless Telecommunication Services 1.5%
Softbank Corp. ^	3,800	88,817

Total Japan		836,629

Netherlands 2.0%
Semiconductors and Semiconductor Equipment 1.5%
ASML Holding NV ^	2,625	89,284

Transportation Infrastructure 0.5%
Koninklijke Vopak NV ^	425	33,578

Total Netherlands		122,862

Norway 1.1%
Diversified Telecommunication Services 1.1%
Telenor ASA* ^	4,700	65,926

Total Norway		65,926

Singapore 3.4%
Commercial Banks 1.3%
United Overseas Bank Ltd. ^	6,000	83,499

Food Products 1.2%
Wilmar International Ltd. ^	16,000	72,612

Hotels, Restaurants & Leisure 0.9%
Genting Singapore PLC* ^	61,200	56,050

Total Singapore		212,161

Spain 3.9%
Commercial Banks 0.9%
Banco Santander S.A. ^	3,475	57,094

Diversified Telecommunication Services 3.0%
Telefonica S.A. ^	6,520	181,722

Total Spain		238,816

Sweden 2.5%
Diversified Telecommunication Services 1.5%
Tele2 AB - B Shares ^	6,030	92,379

Machinery 1.0%
SKF AB - B Shares ^	3,575	61,404

Total Sweden		153,783

Switzerland 15.8%
Capital Markets 1.8%
Credit Suisse Group AG ^	2,195	108,106

Construction Materials 1.2%
Holcim Ltd. ^	920	71,315

Electrical Equipment 1.8%
ABB Ltd. ^	5,840	111,692

Food Products 3.9%
Nestle S.A. ^	5,015	243,643

Schedule of Investments (Unaudited) – International Growth Equity Fund (concluded)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Switzerland (continued)
Health Care Equipment and Supplies 0.8%
Sonova Holding AG ^	405	48,972

Pharmaceuticals 6.3%
Novartis AG ^	3,960	215,750
Roche Holding AG ^	1,035	176,070

		391,820
Total Switzerland		975,548

United Kingdom 26.7%
Commercial Banks 3.6%
Barclays PLC ^	7,320	32,257
HSBC Holdings PLC ^	5,925	67,618
Standard Chartered PLC ^	5,025	125,839

		225,714
Energy Equipment and Services 0.9%
AMEC PLC ^	4,520	57,376

Food and Staples Retailing 1.5%
Tesco PLC ^	13,700	94,130

Food Products 2.8%
Unilever PLC ^	5,505	176,210

Insurance 1.2%
Prudential PLC ^	7,050	71,819

Metals and Mining 7.4%
Anglo American PLC* ^	1,500	64,918
BHP Billiton PLC ^	8,444	269,725
Xstrata PLC* ^	6,860	120,830

		455,473
Multiline Retail 1.3%
Marks & Spencer Group PLC ^	12,000	77,848

Oil, Gas and Consumable Fuels 0.7%
BP PLC ^	4,525	43,762

Pharmaceuticals 2.5%
AstraZeneca PLC ^	1,335	62,728
GlaxoSmithKline PLC ^	4,325	91,617

		154,345
Professional Services 0.7%
Intertek Group PLC ^	2,050	41,277

Textiles, Apparel and Luxury Goods 1.4%
Burberry Group PLC ^	9,250	88,686

Tobacco 2.7%
British American Tobacco PLC ^	5,065	164,312

Total United Kingdom		1,650,952
Total Common Stocks (Cost $4,940,587)		6,048,764

Short-Term Investment 1.9%

United States 1.9%
State Street US Dollar Time Deposit, 0.01% due 01/04/2010 (Cost $118,240)	118,240	118,240

Total Investments 99.9% (Cost $5,058,827)		6,167,004

Percentages are based on net assets of $6,174,568.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $5,776,797, or 93.6% of net assets.
*	Non income-producing security.

Schedule of Investments (Unaudited) – International Growth Equity Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$271,967	$5,776,797	$—	$6,048,764
Short-Term Investment	—	118,240	—	118,240

Total Investments	$271,967	$5,895,037	$—	$6,167,004

Schedule of Investments (Unaudited) – International Equity Fund

as of December 31, 2009

Common Stocks 63.9% ^

	Shares	Value ($)
Finland 1.0%
Communications Equipment 1.0%
Nokia Oyj	5,100	65,473

Total Finland		65,473

France 11.1%
Auto Components 0.2%
Compagnie Generale des Etablissements Michelin	150	11,506

Automobiles 0.8%
Peugeot S.A.*	1,500	50,251

Chemicals 1.5%
Air Liquide S.A.	850	100,337

Commercial Banks 1.8%
BNP Paribas	640	50,505
Societe Generale	950	65,733

		116,238
Construction and Engineering 1.3%
Bouygues S.A.	1,700	88,658

Electrical Equipment 0.3%
Schneider Electric S.A.	150	17,378

Energy Equipment and Services 0.6%
Cie Generale de Geophysique-Veritas*	2,000	42,657

Insurance 0.9%
AXA S.A.	2,383	56,358

Media 1.6%
Vivendi	3,550	104,802

Multi-Utilities 1.1%
GDF Suez	1,600	69,414

Personal Products 1.0%
L’Oreal S.A.	620	68,835

Total France		726,434

Germany 9.1%
Automobiles 1.0%
Bayerische Motoren Werke AG	1,400	63,646

Capital Markets 0.3%
Deutsche Bank AG	300	21,145

Diversified Financial Services 0.9%
Deutsche Boerse AG	700	58,199

Electric Utilities 1.6%
E.ON AG	2,500	104,369

Health Care Equipment and Supplies 1.8%
Fresenius SE	1,850	115,160

Health Care Providers and Services 0.6%
Rhoen-Klinikum AG	1,700	41,580

Industrial Conglomerates 2.2%
Siemens AG	1,600	146,757

Software 0.2%
Software AG	100	10,954

Textiles, Apparel and Luxury Goods 0.5%
Adidas AG	600	32,395

Total Germany		594,205

Greece 1.0%
Commercial Banks 1.0%
National Bank of Greece S.A.*	2,700	68,847

Total Greece		68,847

Italy 2.1%
Aerospace and Defense 0.2%
Finmeccanica SpA	1,000	15,948

Commercial Banks 0.3%
Intesa Sanpaolo *	4,800	21,507

Oil, Gas and Consumable Fuels 1.6%
ENI SpA	4,000	101,837

Total Italy		139,292

Netherlands 7.9%
Aerospace and Defense 2.1%
European Aeronautic Defence and Space Co. NV	7,050	140,828

Diversified Financial Services 1.2%
ING Groep NV*	8,100	78,304

Schedule of Investments (Unaudited) – International Equity Fund (continued)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
Netherlands (continued)
Diversified Telecommunication Services 0.7%
Koninklijke KPN NV	2,550	43,252

Metals and Mining 0.8%
ArcelorMittal	1,200	54,426

Oil, Gas and Consumable Fuels 2.4%
Royal Dutch Shell PLC - A Shares	5,200	157,002

Semiconductors and Semiconductor Equipment 0.7%
STMicroelectronics NV	5,000	45,338

Total Netherlands		519,150

Norway 1.6%
Energy Equipment and Services 0.6%
Petroleum Geo-Services ASA*	3,400	38,609

Oil, Gas and Consumable Fuels 1.0%
StatoilHydro ASA	2,600	64,854

Total Norway		103,463

Spain 2.7%
Commercial Banks 1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1,500	27,172
Banco Santander S.A.	5,100	83,792

		110,964
Diversified Telecommunication Services 1.0%
Telefonica S.A.	2,300	64,105

Total Spain		175,069

Sweden 0.9%
Communications Equipment 0.9%
Telefonaktiebolaget LM Ericsson - B Shares	6,600	60,706

Total Sweden		60,706

Switzerland 11.3%
Capital Markets 1.9%
Julius Baer Group Ltd.*	1,350	47,150
UBS AG*	4,800	73,737

		120,887
Food Products 3.3%
Nestle S.A.	4,500	218,622

Health Care Equipment and Supplies 0.7%
Synthes, Inc.	350	45,839

Insurance 0.8%
Zurich Financial Services AG*	230	50,008

Pharmaceuticals 4.6%
Novartis AG	2,450	133,482
Roche Holding AG	1,000	170,116

		303,598
Total Switzerland		738,954

United Kingdom 15.2%
Beverages 0.4%
Diageo PLC	1,400	24,415

Commercial Banks 2.9%
HSBC Holdings PLC	11,500	131,242
Lloyds Banking Group PLC*	73,008	58,610

		189,852
Electric Utilities 1.1%
Scottish & Southern Energy PLC	3,800	71,012

Energy Equipment and Services 0.7%
John Wood Group PLC	8,800	43,471

Food and Staples Retailing 0.5%
Tesco PLC	5,000	34,354

Hotels, Restaurants & Leisure 0.4%
Compass Group PLC	3,400	24,284

Insurance 1.9%
Prudential PLC	3,700	37,692
RSA Insurance Group PLC	44,400	86,388

		124,080
Media 0.2%
Reed Elsevier PLC	1,900	15,602

Schedule of Investments (Unaudited) – International Equity Fund (concluded)

as of December 31, 2009

Common Stocks (continued)

	Shares	Value ($)
United Kingdom (continued)
Metals and Mining 2.4%
Anglo American PLC*	1,300	56,263
BHP Billiton PLC	1,568	50,086
Rio Tinto PLC	671	36,164
Xstrata PLC*	800	14,091

		156,604
Multi-Utilities 0.4%
Centrica PLC	5,300	23,937

Oil, Gas and Consumable Fuels 0.4%
BP PLC	3,000	29,013

Pharmaceuticals 1.0%
GlaxoSmithKline PLC	3,100	65,668

Road and Rail 0.2%
National Express Group PLC	5,400	16,583

Textiles, Apparel and Luxury Goods 0.5%
Kesa Electricals PLC	13,000	31,002

Wireless Telecommunication Services 2.2%
Vodafone Group PLC	63,100	146,121

Total United Kingdom		995,998
Total Common Stocks (Cost $3,418,257)		4,187,591

Mutual Funds 34.0%

United States 34.0%
Asia Pacific ex Japan Fund Institutional Shares (a)	67,999	997,542
The Japan Fund Institutional Shares (a)	138,138	1,228,045
Total United States		2,225,587

Total Mutual Funds (Cost $1,922,673)		2,225,587

Total Investments 97.9% (Cost $5,340,930)		6,413,178

Percentages are based on net assets of $6,550,337.

^	Securities fair valued in accordance with the Fund’s procedures. At December 31, 2009 the value of these securities amounted to $4,187,591, or 63.9% of net assets.

*	Non income-producing security.
(a)	Affiliated issuer.

Schedule of Investments (Unaudited) – International Equity Fund

as of December 31, 2009

VALUATION INPUTS

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$4,187,591	$—	$4,187,591
Mutual Funds	2,225,587	—	—	2,225,587

Total Investments	$2,225,587	$4,187,591	$—	$6,413,178

Notes to Schedule of Investments

A.	Organization

Nomura Partners Funds, Inc. (the “Corporation”) was incorporated under the laws of the State of Maryland in 1961. Effective December 1, 2008, the Corporation changed its name from The Japan Fund, Inc. to Nomura Partners Funds, Inc. The Corporation is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation currently consists of the following nine series: The Japan Fund, Asia Pacific ex Japan Fund, India Fund, Greater China Fund, Global Equity Income Fund, Global Emerging Markets Fund, Global Alpha Equity Fund, International Growth Equity Fund and International Equity Fund (individually a “Fund” and collectively, the “Funds”). The Funds commenced operations on December 29, 2008; with the exception of The Japan Fund — Class S, which commenced operations in 1962.

B.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security Valuation. Securities listed or otherwise traded on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available, the security will be valued in accordance with fair value methods approved by the Board of Directors (the “Board”). In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the security’s primary exchange or market.

Debt securities are valued as follows: if available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from the Funds’ primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued by an independent broker or pursuant to the Fair Value Procedures, as applicable.

Participatory notes are valued based on the current day’s price of the underlying securities if a quoted price is not available.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of US Dollars is calculated by converting the Local Currency into US Dollars at the prevailing currency exchange rate on the valuation date.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

The prices for foreign securities are reported in local currency and converted to US Dollars using currency exchange rates.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, including, but not limited to, when (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions and (vii) a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Funds calculate net asset values, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair value pricing policies.

These events may create arbitrage opportunities that may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the US market. Also, the sub-advisors believe that foreign securities values may be affected by volatility that occurs in US markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Corporation’s Fair Value Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Board has adopted valuation procedures for the Funds and has delegated day to day responsibility for fair value determinations to the Corporation’s Fair Value Committee. Fair value determinations that affect a Fund’s NAV are subject to review, approval or ratification by the Board. The valuation procedures include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service approved by the Board. The Funds use fair value pricing to seek to ensure that each Fund’s NAV reflects the value of its underlying portfolio securities. Securities for which fair valuation has been applied at December 31, 2009 are annotated within the Schedules of Investments.

There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders.

The Corporation began using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification No. 820, Fair Value Measurements (“ASC 820”), (formerly Statement of Financial Accounting Standards No. 157) effective October 1, 2008 which requires disclosure surrounding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on the Fund’s Schedule of Investments.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Real Estate Investment Trusts. Each Fund is permitted to invest in real estate investment trusts (“REITs”). If a Fund invests in a REIT, such Fund will be subject to the risks associated with owning real estate and with the real estate industry generally. These risks include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in real estate markets, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, and the possibility of adverse changes in interest rates. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

Restricted Securities. Each Fund is permitted to invest in restricted securities. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Participatory Notes. Each Fund may use participatory notes, which function similar to American Depositary Receipts (“ADRs”) except that non-US-based brokerages, rather than US banks, are depositories for non-US-based securities on behalf of foreign investors. Non-US-based brokerages buy locally-based securities and then issue participatory notes to foreign investors. Any dividends and capital gains collected from the underlying securities are remitted to the foreign investor. However, unlike ADRs, participatory notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the non-US-based brokerage’s) ability to meet its obligations.

Foreign Currency. The books and records of the Funds are maintained in US Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into US Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into US Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates are not separately disclosed but are included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of December 31, 2009, there were no forward foreign currency contracts outstanding.

C.	Affiliated Parties and Transactions

Affiliated holdings are mutual funds which are managed by Nomura Asset Management U.S.A. Inc. (“NAM USA”) or an affiliate of NAM USA or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, NAM USA was paid an investment advisory fee by the affiliated Funds listed beneath its name below. Investments in affiliated companies during the period ended December 31, 2009 were as follows:

Affiliated Fund Name	Balance of Shares Held 10/01/09	Gross Additions	Gross Reductions	Balance of Shares Held 12/31/09	Fair Value at 12/31/09	Dividend Income	Realized Capital Gain/Loss
International Equity Fund:
The Japan Fund	163,689	$10,289	$98,780	138,138	$1,228,045	$10,289	$7,000
Asia Pacific ex Japan Fund	49,600	156,136	—	67,999	997,542	106,136	—

Total	213,289	$166,425	$98,780	205,337	$2,225,587	$116,425	$7,000

D.	Tax Basis of Investments

Cost of investments for federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation depreciation, is also disclosed.

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
The Japan Fund	$155,017,079	$24,671,038	$30,775,391	$(6,104,353)
Asia Pacific ex Japan Fund	6,055,148	2,287,037	2,298,732	(11,695)
India Fund	7,441,462	1,583,855	1,625,000	(41,145)
Greater China Fund	5,293,615	2,228,521	2,280,081	(51,560)
Global Equity Income Fund	5,200,490	953,999	1,031,324	(77,325)
Global Emerging Markets Fund	5,821,062	2,396,396	2,417,556	(21,160)
Global Alpha Equity Fund	5,283,886	1,196,959	1,271,135	(74,176)
International Growth Equity Fund	5,058,827	1,108,177	1,155,372	(47,195)
International Equity Fund	5,340,930	1,072,248	1,091,729	(19,481)

E.	Principal Risks of Investing in the Funds

Investment Risks. The Funds’ investments in foreign companies involve certain risks not typically associated with investments in securities of US companies or the US Government, including risks relating to (i) social, economic and political stability; (ii) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of foreign companies trade; (iii) currency exchange fluctuations, currency blockage and higher levels of inflation; (iv) controls on foreign investment and limitations on repatriation of invested capital and on the Funds’ ability to exchange local currencies for US Dollars; (v) governmental involvement in and control over the economy; (vi) risk of nationalization or expropriation of assets; (vii) the nature of the smaller, less seasoned and newly organized foreign companies; and (viii) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Concentration of Market Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the US economy or similar issuers located in the US. In addition, investments in foreign countries are denominated in foreign currencies. As a result, changes in the value of the foreign currencies compared to the US Dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Emerging Markets Risk. The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss.

These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Fund of Funds Risk. An investment in a Fund is subject to all the risks of an investment directly in the underlying funds the Fund holds. A Fund’s performance will reflect the investment performance of the underlying funds it holds. Each underlying fund pays its own management fees and also pays other operating expenses. An investor in the Fund will pay both the Fund’s expenses and, indirectly, the management fees and other expense of the underlying funds that the Fund holds, although the management fee payable to NAM USA will be calculated by excluding investments in other Funds within the Corporation to avoid a layering of management fees. In addition, one underlying fund may purchase the same securities that another underlying fund sells. If the Fund invests in both underlying funds, it would indirectly bear the costs of these trades.

Please refer to the prospectus for a complete description of risks associated with the Funds.

F.	Accounting Pronouncements

In March 2008, FASB issued Accounting Standards Codification No. 815, “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 is effective for fiscal years and interim periods beginning after November 15, 2008. ASC 815 requires enhanced disclosures about fund derivative and hedging activities. There were no derivative instruments held by the Funds during the quarter ended or at December 31, 2009.

In September 2009, FASB issued Accounting Standards Update 2009-12 (“ASU 2009-12”) to ASC 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent)”, which became effective for interim and annual periods ending after December 15, 2009. ASU 2009-12 permits a reporting entity to measure the fair value of an investment, that does not have a readily determinable fair value, based on the net asset value per share of the investment as a practical expedient. In using the net asset value per share as a practical expedient, certain attributes of the investment, that may negatively impact the fair value of the investment, are not considered in measuring fair value. Attributes include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. Management of the Funds has concluded there was no material impact to the Funds as a result of the adoption of ASU 2009-12.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). Management is currently evaluating the effect that the adoption of ASU 2010-06 will have on the Funds’ financial statements.

G.	Subsequent Events

On October 28, 2009, the Board of the Corporation approved a change in the fair valuation procedures which resulted in the application of fair value to the portfolio securities of the Corporation on a daily basis. The change became effective on January 28, 2010.

Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that except as set forth above, there were no material events that would require disclosure in the Funds’ financial statements through this date.

Item 2.	Controls and Procedures

(a) The Registrant’s Chief Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibit

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nomura Partners Funds, Inc.

By (Signature and Title)*	/S/ WILLIAM L. GIVENS
William L. Givens
Chief Executive Officer
Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ WILLIAM L. GIVENS
William L. Givens
Chief Executive Officer
Date: February 25, 2010

/S/ RICHARD J. BERTHY
By (Signature and Title)*	Richard J. Berthy
Treasurer and
Principal Financial Officer
Date: February 25, 2010

*	Print the name and title of each signing officer under his or her signature.